Supplemental Oil and Gas Disclosures (Unaudited) - Proved Reserve Data (Detail)	12 Months Ended
	Dec. 31, 2015 MMcf MBbls	Dec. 31, 2014 MMcf MBbls	Dec. 31, 2013 MMcf MBbls	Dec. 31, 2012 MMcf MBbls
Reserve Quantities [Line Items]
Proved developed reserves	1,331,397	1,651,291	1,832,936	1,981,945
Proved undeveloped reserves	232,336	744,979	813,480	869,734
Beginning balance	2,396,270	2,646,416	2,851,679
Extensions, discoveries and other additions	117,405	313,095	389,336
Purchase of minerals in-place	6,860	21,712	5,976
Revisions of previous estimates	(365,135)	14,150	34,801
Production	(206,840)	(241,577)	(279,945)
Sale of properties	(384,827)	(357,526)	(355,431)
Ending balance	1,563,733	2,396,270	2,646,416
Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves	275,033	236,256	222,880	221,819
Proved undeveloped reserves	26,929	43,446	48,028	51,464
Beginning balance	279,702	270,908	273,283
Extensions, discoveries and other additions	40,464	60,877	51,135
Purchase of minerals in-place			5
Revisions of previous estimates	37,825	5,522	3,121
Production	(56,029)	(57,605)	(56,636)
Ending balance	301,962	279,702	270,908
United States [Member]
Reserve Quantities [Line Items]
Proved developed reserves	726,424	897,422	976,795	1,021,610
Proved undeveloped reserves	120,210	336,670	370,566	402,677
Beginning balance	1,234,092	1,347,361	1,424,287
Extensions, discoveries and other additions	26,488	138,413	253,578
Purchase of minerals in-place		21,712	273
Revisions of previous estimates	(322,123)	11,662	13,482
Production	(91,591)	(106,225)	(121,074)
Sale of properties	(232)	(178,831)	(223,185)
Ending balance	846,634	1,234,092	1,347,361
Canada [Member]
Reserve Quantities [Line Items]
Proved developed reserves	209,647	258,848	322,362	390,800
Proved undeveloped reserves	70,300	155,028	139,509	150,113
Beginning balance	413,876	461,871	540,913
Extensions, discoveries and other additions	26,226	74,666	74,107
Purchase of minerals in-place	6,860
Revisions of previous estimates	(87,081)	(2,800)	18,274
Production	(24,706)	(28,313)	(39,177)
Sale of properties	(55,228)	(91,548)	(132,246)
Ending balance	279,947	413,876	461,871
Australia [Member]
Reserve Quantities [Line Items]
Proved developed reserves		136,707	126,948	128,395
Proved undeveloped reserves		186,534	199,240	213,811
Beginning balance	323,241	326,188	342,206
Extensions, discoveries and other additions		17,780	4,764
Revisions of previous estimates	12,549	(216)	(135)
Production	(8,503)	(20,511)	(20,647)
Sale of properties	(327,287)
Ending balance		323,241	326,188
North Sea [Member]
Reserve Quantities [Line Items]
Proved developed reserves	120,293	122,058	117,457	137,626
Proved undeveloped reserves	14,897	23,301	32,633	31,563
Beginning balance	145,359	150,090	169,189
Extensions, discoveries and other additions	24,227	21,354	2,001
Purchase of minerals in-place			5,698
Revisions of previous estimates	(6,305)	(18)	24
Production	(26,011)	(26,067)	(26,822)
Sale of properties	(2,080)
Ending balance	135,190	145,359	150,090
Argentina [Member]
Reserve Quantities [Line Items]
Proved developed reserves			66,494	81,695
Proved undeveloped reserves			23,504	20,106
Beginning balance		89,998	101,801
Extensions, discoveries and other additions		5	3,751
Revisions of previous estimates			35
Production		(2,856)	(15,589)
Sale of properties		(87,147)
Ending balance			89,998
Crude Oil and Condensate [Member]
Reserve Quantities [Line Items]
Proved developed reserves	665,063	784,770	794,795	825,811
Proved undeveloped reserves	127,996	289,499	336,690	356,814
Beginning balance	1,074,269	1,131,485	1,182,625
Extensions, discoveries and other additions	59,556	126,387	192,222
Purchase of minerals in-place	1,763	15,240	3,713
Revisions of previous estimates	(165,609)	4,693	1,726
Production	(108,491)	(118,412)	(126,708)
Sale of properties	(68,429)	(85,124)	(122,093)
Ending balance	793,059	1,074,269	1,131,485
Crude Oil and Condensate [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves	144,164	128,712	119,242	106,746
Proved undeveloped reserves	17,856	14,617	16,302	17,288
Beginning balance	143,329	135,544	124,034
Extensions, discoveries and other additions	24,524	38,074	43,738
Purchase of minerals in-place			5
Revisions of previous estimates	27,330	2,645	650
Production	(33,163)	(32,934)	(32,883)
Ending balance	162,020	143,329	135,544
Crude Oil and Condensate [Member] | United States [Member]
Reserve Quantities [Line Items]
Proved developed reserves	348,797	444,440	457,981	474,837
Proved undeveloped reserves	60,505	170,125	195,835	203,068
Beginning balance	614,565	653,816	677,905
Extensions, discoveries and other additions	13,903	57,011	133,227
Purchase of minerals in-place		15,240	85
Revisions of previous estimates	(173,907)	3,083	1,683
Production	(45,138)	(48,789)	(53,621)
Sale of properties	(121)	(65,796)	(105,463)
Ending balance	409,302	614,565	653,816
Crude Oil and Condensate [Member] | Canada [Member]
Reserve Quantities [Line Items]
Proved developed reserves	67,847	75,876	80,526	79,695
Proved undeveloped reserves	38,326	59,923	56,366	70,650
Beginning balance	135,799	136,892	150,345
Extensions, discoveries and other additions	4,550	9,657	10,177
Purchase of minerals in-place	1,763
Revisions of previous estimates	(27,966)	(812)	(531)
Production	(5,755)	(6,421)	(6,469)
Sale of properties	(2,218)	(3,517)	(16,630)
Ending balance	106,173	135,799	136,892
Crude Oil and Condensate [Member] | Australia [Member]
Reserve Quantities [Line Items]
Proved developed reserves		29,996	22,524	29,053
Proved undeveloped reserves		25,775	36,703	34,808
Beginning balance	55,771	59,227	63,861
Extensions, discoveries and other additions		4,254	2,539
Revisions of previous estimates	11,189	(216)	(118)
Production	(2,778)	(7,494)	(7,055)
Sale of properties	(64,182)
Ending balance		55,771	59,227
Crude Oil and Condensate [Member] | North Sea [Member]
Reserve Quantities [Line Items]
Proved developed reserves	104,255	105,746	100,327	119,635
Proved undeveloped reserves	11,309	19,059	29,253	28,019
Beginning balance	124,805	129,580	147,654
Extensions, discoveries and other additions	16,579	17,386	1,543
Purchase of minerals in-place			3,623
Revisions of previous estimates	(2,255)	(7)	18
Production	(21,657)	(22,154)	(23,258)
Sale of properties	(1,908)
Ending balance	115,564	124,805	129,580
Crude Oil and Condensate [Member] | Argentina [Member]
Reserve Quantities [Line Items]
Proved developed reserves			14,195	15,845
Proved undeveloped reserves			2,231	2,981
Beginning balance		16,426	18,826
Extensions, discoveries and other additions		5	998
Revisions of previous estimates			24
Production		(620)	(3,422)
Sale of properties		(15,811)
Ending balance			16,426
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Proved developed reserves	168,786	204,628	217,129	183,949
Proved undeveloped reserves	30,151	77,579	74,732	74,403
Beginning balance	282,207	291,861	258,352
Extensions, discoveries and other additions	8,074	50,500	73,245
Purchase of minerals in-place	976	2,916	340
Revisions of previous estimates	(69,178)	2,697	2,141
Production	(22,721)	(24,595)	(23,595)
Sale of properties	(421)	(41,172)	(18,622)
Ending balance	198,937	282,207	291,861
Natural Gas Liquids [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves	1,491	1,346
Proved undeveloped reserves	78	212
Beginning balance	1,558
Extensions, discoveries and other additions	144	1,820
Revisions of previous estimates	255	(11)
Production	(388)	(251)
Ending balance	1,569	1,558
Natural Gas Liquids [Member] | United States [Member]
Reserve Quantities [Line Items]
Proved developed reserves	150,265	183,565	184,485	154,508
Proved undeveloped reserves	24,939	69,828	63,538	60,889
Beginning balance	253,393	248,023	215,397
Extensions, discoveries and other additions	5,768	47,516	69,231
Purchase of minerals in-place		2,916	45
Revisions of previous estimates	(64,226)	2,594	1,591
Production	(19,684)	(21,464)	(19,922)
Sale of properties	(47)	(26,192)	(18,319)
Ending balance	175,204	253,393	248,023
Natural Gas Liquids [Member] | Canada [Member]
Reserve Quantities [Line Items]
Proved developed reserves	15,246	17,947	26,099	21,996
Proved undeveloped reserves	4,839	7,168	9,970	12,258
Beginning balance	25,115	36,069	34,254
Extensions, discoveries and other additions	1,473	1,163	4,014
Purchase of minerals in-place	976
Revisions of previous estimates	(4,886)	116	546
Production	(2,236)	(2,256)	(2,442)
Sale of properties	(357)	(9,977)	(303)
Ending balance	20,085	25,115	36,069
Natural Gas Liquids [Member] | North Sea [Member]
Reserve Quantities [Line Items]
Proved developed reserves	1,784	1,770	2,435	2,438
Proved undeveloped reserves	295	371	215	380
Beginning balance	2,141	2,650	2,818
Extensions, discoveries and other additions	689	1
Purchase of minerals in-place			295
Revisions of previous estimates	(321)	(2)	1
Production	(413)	(508)	(464)
Sale of properties	(17)
Ending balance	2,079	2,141	2,650
Natural Gas Liquids [Member] | Argentina [Member]
Reserve Quantities [Line Items]
Proved developed reserves			4,110	5,007
Proved undeveloped reserves			1,009	876
Beginning balance		5,119	5,883
Revisions of previous estimates			3
Production		(116)	(767)
Sale of properties		(5,003)
Ending balance			5,119
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf	2,985,290	3,971,360	4,926,064	5,833,105
Proved undeveloped reserves | MMcf	445,132	2,267,400	2,412,348	2,631,101
Beginning balance | MMcf	6,238,760	7,338,412	8,464,206
Extensions, discoveries and other additions | MMcf	298,649	817,253	743,212
Purchase of minerals in-place | MMcf	24,727	21,337	11,535
Revisions of previous estimates | MMcf	(782,083)	40,556	185,602
Production | MMcf	(453,772)	(591,420)	(777,848)
Sale of properties | MMcf	(1,895,859)	(1,387,378)	(1,288,295)
Ending balance | MMcf	3,430,422	6,238,760	7,338,412
Natural Gas [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf	776,263	637,187	621,825	690,436
Proved undeveloped reserves | MMcf	53,969	171,696	190,355	205,055
Beginning balance | MMcf	808,883	812,180	895,491
Extensions, discoveries and other additions | MMcf	94,777	125,899	44,382
Revisions of previous estimates | MMcf	61,442	17,326	14,824
Production | MMcf	(134,870)	(146,522)	(142,517)
Ending balance | MMcf	830,232	808,883	812,180
Natural Gas [Member] | United States [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf	1,364,174	1,616,504	2,005,966	2,353,587
Proved undeveloped reserves | MMcf	208,594	580,299	667,160	832,320
Beginning balance | MMcf	2,196,803	2,673,126	3,185,907
Extensions, discoveries and other additions | MMcf	40,901	203,318	306,721
Purchase of minerals in-place | MMcf		21,337	855
Revisions of previous estimates | MMcf	(503,939)	35,910	61,247
Production | MMcf	(160,614)	(215,829)	(285,187)
Sale of properties | MMcf	(383)	(521,059)	(596,417)
Ending balance | MMcf	1,572,768	2,196,803	2,673,126
Natural Gas [Member] | Canada [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf	759,321	990,145	1,294,420	1,734,657
Proved undeveloped reserves | MMcf	162,809	527,623	439,037	403,227
Beginning balance | MMcf	1,517,768	1,733,457	2,137,884
Extensions, discoveries and other additions | MMcf	121,216	383,077	359,493
Purchase of minerals in-place | MMcf	24,727
Revisions of previous estimates | MMcf	(325,375)	(12,626)	109,551
Production | MMcf	(100,289)	(117,816)	(181,593)
Sale of properties | MMcf	(315,917)	(468,324)	(691,878)
Ending balance | MMcf	922,130	1,517,768	1,733,457
Natural Gas [Member] | Australia [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf		640,265	626,543	596,052
Proved undeveloped reserves | MMcf		964,554	975,224	1,074,018
Beginning balance | MMcf	1,604,819	1,601,767	1,670,070
Extensions, discoveries and other additions | MMcf		81,156	13,351
Revisions of previous estimates | MMcf	8,162		(101)
Production | MMcf	(34,352)	(78,104)	(81,553)
Sale of properties | MMcf	(1,578,629)
Ending balance | MMcf		1,604,819	1,601,767
Natural Gas [Member] | North Sea [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf	85,532	87,259	88,177	93,319
Proved undeveloped reserves | MMcf	19,760	23,228	18,988	18,985
Beginning balance | MMcf	110,487	107,165	112,304
Extensions, discoveries and other additions | MMcf	41,755	23,803	2,750
Purchase of minerals in-place | MMcf			10,680
Revisions of previous estimates | MMcf	(22,373)	(54)	32
Production | MMcf	(23,647)	(20,427)	(18,601)
Sale of properties | MMcf	(930)
Ending balance | MMcf	105,292	110,487	107,165
Natural Gas [Member] | Argentina [Member]
Reserve Quantities [Line Items]
Proved developed reserves | MMcf			289,133	365,054
Proved undeveloped reserves | MMcf			121,584	97,496
Beginning balance | MMcf		410,717	462,550
Extensions, discoveries and other additions | MMcf			16,515
Revisions of previous estimates | MMcf			49
Production | MMcf		(12,722)	(68,397)
Sale of properties | MMcf		(397,995)
Ending balance | MMcf			410,717